Other Income /(Expense), net (Narrative) (Details) - USD ($) $ in Thousands	3 Months Ended			12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Jun. 30, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other Income and Expense [Line Items]
Income earned from investment in financial instruments				$ 33,400
Other-than-temporary impairment of available-for-sale equity investment				0	$ 5,754	$ 0
Keyeast [Member]
Other Income and Expense [Line Items]
Other-than-temporary impairment of available-for-sale equity investment		$ 5,800
Sogou [Member]
Other Income and Expense [Line Items]
One-time expense related to donation			$ 27,800
Sogou [Member] | Accounting Standards Update 2016-02 [Member] | Zhihu Technology Limited ("Zhihu") [Member]
Other Income and Expense [Line Items]
Investment income recognized for observable price change in Zhihu	$ 17,800
Sogou [Member] | Accounting Standards Update 2016-02 [Member] | Hylink Digital Solution Co., Ltd ("Hylink") [Member]
Other Income and Expense [Line Items]
Investment loss for fair value change in Hylink				$ 3,600